Cover	Feb. 25, 2022
Cover [Abstract]
Entity Registrant Name	NDIVISION INC.
Entity Central Index Key	0001659183
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 25, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	000-55920
Entity Tax Identification Number	47-5133966
Entity Address Address Line 1	7301 N. State Highway 161
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
City Area Code	214
Local Phone Number	785-6355
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false